Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Loss Per Share
Schedule of loss per share and weighted-average shares

The computation of loss per share and weighted-average shares of the Company’s Class A common stock outstanding for the periods presented are as follows:

	Year ended December 31,
	2020	2019	2018
Net loss	$(844,270)	$(142,734)	$(76,220)
Basic and diluted weighted-average common shares outstanding	305,593	184,603	169,778
Loss per share attributable to common stockholders:
Basic and diluted	$(2.76)	$(0.77)	$(0.45)

Schedule of securities and Convertible Notes

There were no preferred or other dividends declared for the period. For the periods presented, the following securities were not required to be included in the computation of diluted shares outstanding:

	Year ended December 31,
	2020	2019	2018
Warrants	2,061	182	856
Stock options and RSUs	54,651	48,031	39,563
Convertible notes	—	7,409	—
Total	56,712	55,622	40,419